Income Taxes (Details 1)	9 Months Ended		12 Months Ended		26 Months Ended	35 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2013
Summary of effective income tax rate reconciliation
Statutory federal income tax rate	(34.00%)	(34.00%)	(34.00%)	(34.00%)	(34.00%)	(34.00%)
Valuation allowance	34.00%	34.00%	34.00%	34.00%	34.00%	34.00%
Effective income tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%